Equity Method Investments	6 Months Ended
Jun. 30, 2025
Equity Method Investments [Abstract]
Equity Method Investments

3.

Equity Method Investments
a)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI, and

Wilhelmsen Ship Management

Holding AS, an
unaffiliated

third

party,

each

holding
50
%

of

DWM.

As

of

June

30,

2025

and

December

31,

2024,

the
investment

in

DWM

amounted

to

$
607

and

$
794

and

is

included

in

equity

method

investments

in

the
accompanying

consolidated

balance

sheets.

For

the

six

months

ended

June

30,

2025

and

2024,

the
investment in DWM resulted

in a loss

of $
187

and a gain of

$
8
, respectively,

included in loss from

equity
method investments in the accompanying unaudited interim consolidated statements of income/(loss).
Since March

31, 2025,

DWM provides

commercial and

technical management

to five

of the

Company’s
vessels,

after

the

disposal

of

one

vessel,

for

a

fixed

monthly

fee

and

a

percentage

of

their

gross
revenues. Management

fees for

the six

months ended

June 30,

2025 and

2024 amounted

to $
636

and
$ 666
,

respectively,

and

are

separately

presented

as

management

fees

to

related

party

in

the
accompanying

unaudited interim

consolidated statements

of

income/(loss).

Commissions during

the

six
months

ended June

30, 2025

and

2024 amounted

to

$
163

and $
185
,

respectively,

and are

included in
voyage

expenses,

in the

accompanying unaudited

interim consolidated

statements of

income/(loss).

As
of

June 30,

2025 and

December 31,

2024, there

was an

amount of

$
53

and $
3
, respectively,

due from
DWM included in due from related parties in the accompanying consolidated balance sheets.

b)

Bergen

Ultra

LP,

or

Bergen:

Bergen

is

a

limited

partnership

which

was

established

for

the
purpose

of

acquiring,

owning,

chartering

and/or

operating

a

vessel

and

in

which

the

Company

has
partnership

interests

of
25
%.

For

the

six

months

ended

June

30,

2025

and

2024,

the

investment

in
Bergen

resulted

in

a

loss

of

$
60

and

a

gain

of

$
195
,

respectively

and

is

included

in

loss

from

equity
method investments in the accompanying unaudited interim consolidated statements of income/(loss). As
of

June

30,

2025

and

December 31,

2024, the

investment

in

Bergen

amounted to

$
4,932

and

$
5,012 ,
respectively,

and

is

included

in

equity

method

investments

in

the

accompanying

consolidated

balance
sheets.

The

Company

has

an

administrative

agreement

with

Bergen

under

which

it

provides

administrative
services

and

a

commission

agreement

under

which

it

guarantees

Bergen’s

loan

and

receives

a
commission of 0.8
% per

annum on

the outstanding

balance of

the loan,

paid quarterly

(Note 9).

For the
six months ended June 30, 2025

and 2024, income from management fees from Bergen

amounted to $
8
and $ 8
, respectively,

included in time charter revenues and income

from the commission received on the
loan

guarantee

amounted

to

$
25

and

$
17
,

respectively,

included

in

interest

and

other

income

in

the
accompanying

unaudited

interim

consolidated

statements

of

income/(loss).

As

of

June

30,

2025,

and
December 31,

2024, there

was an

amount of

$
200 and $ 246
, respectively,

due from

Bergen included in
due from related parties, current and non-current.
c)

Windward

Offshore

GmbH,

or

Windward:

On

November

7,

2023,

the

Company

through

its
wholly owned subsidiary Diana

Energize Inc., or

Diana Energize, entered into

a joint venture

agreement,
with two

unrelated

companies

to

form

Windward

Offshore

GmbH

&

Co.

KG

or

Windward,

based

in
Germany, for

the purpose of establishing and operating an

offshore wind vessel company with the aim

of
becoming a leading provider

of service vessels to

the growing offshore

wind industry and acquire certain
vessels. Diana Energize agreed to

contribute
50,000,000

Euro, being
45.87
% of the

limited partnership’s
capital. On May 5, 2025, a new partner was admitted to the joint venture and the Company received Euro
3.1

million as return

of capital, which

resulted in its

ownership percentage being

amended to
34%. As of

June 30, 2025

and December 31, 2024,

the investment amounted to

$
43,889

and $
36,631 , respectively,
mainly

consisting

of

advances to

fund

the

construction

of
four

vessels

and

working

capital.

For

the

six
months ended June 30, 2025 and 2024, the investment in Windward resulted in a loss of $
476

and $
434 ,
respectively,

and

is

included

in

loss

from

equity

method

investments

in

the

accompanying

unaudited
interim consolidated statements of income/(loss).
d)

Diana

Mariners

Inc.,

or

Diana

Mariners:

On

September

12,

2023,

the

Company

through

its
wholly owned subsidiary Cebu Shipping Company Inc., or Cebu, acquired 24 % of Cohen Global Maritime
Inc.,

or

Cohen,

a

company

organized

in

the

Republic

of

the

Philippines

for

the

purpose

of

providing
manning agency services. In August 2024, Cohen was renamed Diana

Mariners and acts as the manning
agent

of

the

Company’s

vessels.

As

of

June

30,

2025

and

December

31,

2024,

the

Company’s
investment in Diana Mariners amounted to

$
365

and $
389
, respectively and there was

an amount of $
14
and $ 100
, included

in due

to and

due from

related parties,

respectively.

For the

six months

ended June
30, 2025 and 2024, the investment in Diana Mariners resulted in a loss of $ 24 and $
0 , respectively and is
included

in

loss

from

equity

method

investments

in

the

accompanying

unaudited

interim

consolidated
statements of

income/(loss).

As of

June 30,

2025, two

of the

Company’s ship-owning

subsidiaries have
entered into manning agreements with Diana Mariners.
e)

Ecogas

Holding

AS,

or

Ecogas:
On

March

12,

2025,

the

Company,

through

a

wholly

owned
subsidiary

Diana

Gas

Inc.,

entered

into

a

joint

venture

agreement

with

an

unrelated

party

to

establish
Ecogas,

a company

formed under

the

laws

of Norway,

for

the

purpose of

building
two

7,500

cbm

LPG
vessels

with

delivery

in

2027

and

with

an

option

for
two

additional

vessels.

The

Company

agreed

to
contribute

$
18,464
,

being
80
%

equity

interest

for

the

construction

of

the
two

vessels.

As

of

June

30,
2025, the

investment in

Ecogas amounted

to $
7,508
, representing

part of

its equity

participation to

fund
the construction of the vessels and working capital.